Transfers To and From The Plan - Additional Information (Details) - EBP 001 - Employee Retirement Savings Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Transfers To and From Plan [Line Items]
Transfers to Plan	$ 221	$ 202
Transfers from Plan	$ 125	$ 23